COMMITMENTS (Details)		3 Months Ended	10 Months Ended
	Sep. 05, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) item shares	Dec. 31, 2025 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands security holders entitled | item		3	3
Cash underwriting fee | $	$ 4,600,000
Deferred underwriting fee per unit | $ / shares	$ 0.4
Deferred underwriting fee | $	$ 9,200,000	$ 9,200,000	$ 9,200,000
Underwriters over-allotment option
Subsidiary, Sale of Stock [Line Items]
Over allotment period		45 days	45 days
Maximum number of additional units offered for purchase | shares		3,000,000	3,000,000
Number of units issued | shares	3,000,000